Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2043	Dec. 31, 2042	Dec. 31, 2039	Dec. 31, 2038	Dec. 31, 2037	Dec. 31, 2035	Dec. 31, 2034	Dec. 31, 2033	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Statutory rate									23.00%	23.00%	23.00%
Loss carry forward									$ 1,800.0	$ 1,800.0
Non-capital losses									1,400.0
Income tax losses carried forward									985,000.0
Capital losses									27.6
Capital losses carried forward									$ 27.6	$ 2.8
Events After Reporting Period [Member]
Income Taxes [Line Items]
Income tax losses carried forward	$ 3.6	$ 2.9	$ 1,238.0	$ 8.3	$ 36.2	$ 30.0	$ 58.7	$ 4.3